BALANCE SHEETS - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Current assets
Cash	$ 21,784	$ 45,090	$ 57,172
Inventory	53,051	51,886	73,201
Other current assets	20,748	60,367	58,887
Total current assets	95,583	157,343	189,260
Equipment	2,138	1,836	1,281
Total assets	97,721	159,179	190,541
Liabilities
Accounts payable	390,709	908,783	734,281
Accrued liabilities	10,350	34,565	25,635
Due to related parties	734,237	233,738	383,688
Notes and advances payable	646,173	502,437	511,754
Unearned revenue		0	307,742
Total liabilities	1,781,469	1,679,523	1,963,100
STOCKHOLDERS' DEFICIT
Common Stock Value	59,389	55,916	44,283
Additional paid-in capital	6,355,923	5,988,153	5,109,866
Obligation to issue shares	0	80,000	0
Reserves	366,493	366,493	14,400
Accumulated deficit	(8,440,058)	(8,049,520)	(6,956,822)
Accumulated other comprehensive income (loss)	(25,495)	38,614	15,714
Total stockholders' deficit	(1,683,748)	(1,520,344)	(1,772,559)
Total liabilities and stockholders' deficit	$ 97,721	$ 159,179	$ 190,541